Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Registrant Name	WEST BANCORPORATION INC
Entity Central Index Key	0001166928
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	WEST BANCORPORATION INC
Entity Central Index Key	0001166928
Amendment Flag	false
EBP 001
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Entity Registrant Name	WEST BANCORPORATION INC
Entity Central Index Key	0001166928
EBP, Plan Number	001
Document Information [Line Items]
EBP, Plan Number	001
Document Type	11-K
Entity Registrant Name	WEST BANCORPORATION INC
Entity Central Index Key	0001166928
Amendment Flag	false